Cover	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	F-4
Entity Registrant Name	BROOKFIELD ASSET MANAGEMENT LTD.
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	Suite 100
Entity Address, Address Line Two	Brookfield Place
Entity Address, Address Line Three	181 Bay Street
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5J 2T3
Entity Address, Country	CA
City Area Code	416
Local Phone Number	363-9491
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001937926
Entity Primary SIC Number	6282
Business Contact
Document Information [Line Items]
Contact Personnel Name	Brookfield Asset Management LLC
Entity Address, Address Line One	Brookfield Place
Entity Address, Address Line Two	250 Vesey Street
Entity Address, Address Line Three	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281-1023
City Area Code	212
Local Phone Number	417-7000